Employee benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefit
Employee benefit expenses	¥ 5,290,925	¥ 3,546,241	¥ 2,575,150